Business Combination (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Business Combination (Textual)
Business acquisition, equity interest issued or issuable, number of shares	4,985,780		3,642,084	3,642,084
Earn-out shares			6,300,000	6,300,000
Number of shares received under merger consideration			57,916	57,916
Business combination aggregate cash investments	$ 4,128,746
Business combination description			(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities") and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.	(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities'') and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred Stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.
Business combination aggregate common shares	2,808,329
Sale of common stock, preferred stock and warrants pursuant to the Business Combination and Financing				$ (16,000,000)
Net of cash and warrant liability			$ 130,981	(130,981)
Warrants redemption value			(6,675,200)	6,675,200
Chief Executive Officer [Member]
Business Combination (Textual)
Busisness combination transacations amount			500,000
Chief Financial Officer [Member]
Business Combination (Textual)
Busisness combination transacations amount			500,000	500,000
Investor [Member]
Business Combination (Textual)
Busisness combination transacations amount			10,500,000	10,500,000
Mr. Joseph Wright [Member]
Business Combination (Textual)
Busisness combination transacations amount			$ 5,000,000	$ 5,000,000